General and Administrative Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
General and Administrative Expenses
Salaries and benefits	$ 2.5	$ 2.7	$ 5.0	$ 5.3
Professional fees	2.3	1.5	3.7	3.1
Cobre Panama arbitration expenses	0.8		2.3
Community contributions	0.3		0.4	0.1
Board of Directors' costs	0.1	0.2	0.2	0.3
Office, insurance and other expenses	2.4	1.8	2.5	3.6
General and administrative expenses	$ 8.4	$ 6.2	$ 14.1	$ 12.4